Debt (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Feb. 01, 2020	Apr. 10, 2019	Dec. 27, 2021	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2021	Nov. 10, 2021	Aug. 26, 2020	Dec. 09, 2019
Debt (Details) [Line Items]
Minimum return payment					$ 6.1	$ 4.1
Expected maturity date						Dec. 31, 2021
Unamortized minimum return payment					$ 5.3	$ 4.1
Total borrowings		$ 3.0
Maximum borrowings									$ 7.0	$ 4.0
Maturity date						Dec. 31, 2021				Apr. 10, 2020
Weighted average interest rate					4.75%	4.75%
Line of credit maturity date					Aug. 25, 2021
Debt amount					$ 15.0	$ 7.0
Line of credit							$ 5.0	$ 3.0
Subordinated borrowings						40.0
Initial commitment						20.0
Increment amount						$ 5.0
Commitment percentage						1.00%
Term loan maturity date						Dec. 31, 2024
Interest effective prime rate percentage					Interest accrues at a per annum rate equal to the greater of 10.00% or 6.75% plus the effective prime rate. The prime rate means, for any day, the greater of (i) 3.25% and (ii) the prime rate most recently published in the money rates section of The Wall Street Journal. The interest rate as of December 31, 2021 was 10.00%.
Outstanding balance				$ 4.9	$ 30.7
Loan agreement description			The amended agreement updated the Tranche A minimum return payment ratios to (i) 1.20:1.00 on or prior to December 31, 2021, (ii) 1.22:1.00 between January 1, 2022 and March 31, 2022, (iii) 1.23:1.00 between April 1, 2022 and June 30, 2022, (iv) 1.25:1.00 between July 1, 2022 and September 30, 2022, (v) 1.30:1.00 between October 1, 2022 and December 31, 2022, (vi) 1.40:1.00 during 2023, and (vii) 1.50:1.00 during 2024.		The final payment will include a minimum return payment sufficient to increase the minimum return to (i) 1.2:1.0 during the first year, (ii) 1.3:1.0 during the second year, (iii) 1.4:1.0 during the third year, and (iv) 1.5:1.0 during the fourth year until maturity following the closing date of the agreement.
Additional amount			$ 10.0
Voting interest rate					50.00%
Aggregate purchase value					$ 1.0
Convertible promissory note description					On various dates throughout 2018 and 2019, the Company issued two series of convertible promissory notes (each a “Note” and collectively the “Convertible Notes”). There were two series of notes, 2018A Series and 2019A Series. Principal amount for the Series 2018A Note was $2.0 million maturing November 19, 2021 and the Series 2019A Note was $2.9 million maturing March 29, 2022, for a total of $4.90 million of convertible notes payable issued. Interest accrued at a rate of 6.00% per annum for the Convertible Notes.
Equity securities					$ 3.0
Equity securities description					(i) the price paid per unit for equity securities by the investors in the qualified financing multiplied by 0.80, and (ii) the quotient resulting from dividing $15.0 million by the number of outstanding common units of the Company immediately prior to the qualified financing.
Accrued interest				$ 0.3
Final payment, description					(i) 1.14:1.00 during 2022, (ii) 1.225:1.00 between January 1, 2023 and March 31, 2023, (iii) 1.25:1.00 between April 1, 2023 and June 30, 2023, (iv) 1.275:1.00 between July 1, 2023 and September 30, 2023, (v) 1.30:1.00 between October 1, 2023 and December 31, 2023, and (vi) 1.40:1.00 during 2024.
Minimum [Member]
Debt (Details) [Line Items]
Interest rate		2.00%
Prime rate									1.50%
Principal amount						$ 7.0
Maximum [Member]
Debt (Details) [Line Items]
Interest rate		7.50%
Prime rate									4.75%
Principal amount						15.0
IPO [Member]
Debt (Details) [Line Items]
Principal amount percentage					50.00%
Series A Preferred Units [Member]
Debt (Details) [Line Items]
Conversion of shares (in Shares)				3,673,228
Series A-2 Preferred Units [Member]
Debt (Details) [Line Items]
Conversion of shares (in Shares)	1,973,106			1,973,106
Tranche B [Member]
Debt (Details) [Line Items]
Increment amount						$ 20.0
Convertible Notes [Member]
Debt (Details) [Line Items]
Equity securities description					(i) the price paid per unit for equity securities by the investors in the qualified financing multiplied by 0.80, and (ii) the quotient resulting from dividing $40.0 million by the number of outstanding common units of the Company immediately prior to the qualified financing.
Equity securities					$ 5.0